Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

March 1, 2016

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: J. Hahn

RE:	Delaware Group Income Funds (the “Registrant”)
File Nos. 811-02071; 002-37707

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 94 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new R6 class of shares to the Registrant’s Delaware Extended Duration Bond Fund (the “Fund”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating financial and certain other information.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information relating to the Registrant’s other series of shares.

Finally, pursuant to Release No. 13768 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Staff. The Staff reviewed the Registrant's Registration Statement in connection with its filing pursuant to Rule 485(a), which was filed on September 30, 2010 as Post-Effective Amendment No. 79 (“PEA No. 79”), with respect to the implementation of the summary prospectus. In conjunction with the addition of the Class R6 shares, the Registrant has limited its changes to the related share class disclosure in the “Fund summary,” “About your account,” and “Financial highlights” sections of the prospectus and the “Organization and Classification,” “Capital Structure,” “Purchasing Shares,” “Investment Plans,” “Determining Offering Price and Net Asset Value,” and “Principal Holders” sections of the statement of additional information.

Thank you for your prompt attention to the request for selective review. If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli
Bruce G. Leto